Scharf Global Opportunity Fund – Retail Class – WRLDX

SUMMARY PROSPECTUS
January 28, 2015

Before you invest, you may want to review the Scharf Global Opportunity Fund’s (the “Global Opportunity Fund”) Statutory Prospectus, which contains more information about the Global Opportunity Fund and its risks.  The current Statutory Prospectus and Statement of Additional Information dated January 28, 2015, are incorporated by reference into this Summary Prospectus.  You can find the Global Opportunity Fund’s Statutory Prospectus and other information about the Global Opportunity Fund online at www.scharffunds.com.  You can also get this information at no cost by calling 866-5SCHARF or by sending an e-mail request to info@scharffunds.com.

Investment Objective
The Scharf Global Opportunity Fund (the “Global Opportunity Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Opportunity Fund.

	Retail Class
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held for 15 days or less)		2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.99%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)(1)		1.70%
Shareholder Servicing Plan Fee	0.10%
Acquired Fund Fees and Expenses(1)		0.01%
Total Annual Fund Operating Expenses		2.95%
Less: Fee Waiver and Expense Reimbursement(2)		-2.44%
Net Annual Fund Operating Expenses		0.51%
(1)	Other expenses and acquired fund fees and expenses (“AFFE”) are based on estimated amounts for the current fiscal year. AFFE are the indirect costs of investing in other investment companies.
(2)
Scharf Investments, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Global Opportunity Fund expenses in order to limit Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) to 0.50% of average daily net assets of the Global Opportunity Fund (the “Expense Cap”).  The 0.50% Expense Cap will remain in effect through January 27, 2016, after which the Expense Cap will increase to 1.15% from January 28, 2016 through January 27, 2017 and thereafter the Expense Cap will be 1.50% from January 28, 2017 through at least January 27, 2018.  The Expense Cap may be terminated only by the Board of Trustees (the “Board”) of the Trust.  The Adviser may request recoupment from the Global Opportunity Fund of previously waived fees and paid expenses for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Global Opportunity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$52	$342

Portfolio Turnover
The Global Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  As the Fund had not commenced operations prior to the fiscal year ended September 30, 2014, it does not have any portfolio turnover to report.

Principal Investment Strategies of the Fund
The Global Opportunity Fund primarily invests in U.S. and non-U.S. equity securities that the Adviser believes have significantly more appreciation potential than downside risk over the long term.  Equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of companies of all market capitalizations, rights and warrants.  Foreign securities in which the Fund may invest may be securities listed on foreign exchanges as well as in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  There are no geographic limits on the Fund’s investments, and the Fund may invest without limit in securities of companies located both in the U.S. and abroad and in developed or emerging markets.  However, the Fund will invest primarily in the securities of companies located in at least three different countries (not including the United States).  The Fund may also invest up to 30% of its total assets in other investment companies, including mutual funds and exchange-traded funds (“ETFs”).  Under normal market conditions, the Fund will typically invest in less than 50 securities.

In general, the Adviser utilizes five key elements in its equity investment philosophy: low valuation, discount to fair value, investment flexibility, focus and long-term perspective.  Through a proprietary screening process, the Adviser seeks to identify investments with low valuations combined with growing earnings, cash flow and/or book value which the Adviser describes as “growth stocks at value prices.”  The Global Opportunity Fund may also invest in “special situations,” which may occur when the securities of a company are affected by circumstances, including, but not limited to, hidden assets (i.e., assets that may be undervalued on a company’s balance sheet or otherwise difficult to value and therefore not properly reflected in the company’s share price), spinoffs, liquidations, reorganizations, recapitalizations, mergers, management changes and technological changes.

In addition, the Global Opportunity Fund may invest up to 30% of its total assets in fixed-income securities.  Fixed-income securities in which the Fund may invest include, but are not limited to, those of domestic and foreign governments, government agencies, inflation-protected securities, asset-backed securities, exchange-traded notes (“ETNs”), money market instruments, convertible securities, bank debt, limited partnerships,  municipalities and companies across a wide range of industries and market capitalizations and may be of any maturity and  include those that are rated below investment grade (i.e., “junk bonds”).

The Global Opportunity Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments due to a lack of suitable investment opportunities or for temporary defensive purposes.

When selling securities, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities that it believes no longer have sufficient upside potential.

The Global Opportunity Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  Investing in fewer issuers makes a fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund’s share price to be more volatile than the share price of a diversified fund.

Principal Risks of Investing in the Global Opportunity Fund
Losing all or a portion of your investment is a risk of investing in the Global Opportunity Fund.  The following additional risks could affect the value of your investment:

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Market Risk. The prices of the securities in which the Global Opportunity Fund invests may decline for a number of reasons.  These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

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Management Risk.  The Global Opportunity Fund is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not produce the desired results.  The Adviser may be incorrect in its assessment of a stock’s appreciation potential.

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Non-Diversification Risk.  The Global Opportunity Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).  To the extent that the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

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Foreign and Emerging Market Securities Risk.  The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

•
Foreign Currency Risk. Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country.  Currency management strategies may substantially change the Global Opportunity Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

•
Small- and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Investment Style Risk.  The Adviser follows an investing style that favors relatively low valuations.  At times when this style is out of favor, the Global Opportunity Fund may underperform funds that use different investing styles.

•
Investment Company Risk.  When the Global Opportunity Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•	Fixed-Income Securities Risk. The following risks are associated with the Global Opportunity Fund’s investment in fixed-income securities.

o
Prepayment and Extension Risk.  The risk that the securities may be paid off earlier or later than expected.  Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Global Opportunity Fund’s yield or share price.

o
Interest Rate Risk.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

o
Credit Risk.  Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health.  Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and principal.

o
High-Yield Securities Risk.  Fixed-income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

o
Municipal Securities Risk.  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features.  Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield.  Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

o
Asset-Backed Securities Risk.  Asset-Backed Securities Risk includes Market Risk, Interest Rate Risk, Credit Risk, and Prepayment Risk (i.e., homeowners whose mortgages collateralize the securities held by the Global Opportunity Fund may be able to prepay principal due on these mortgages, which could cause the Fund to reinvest the proceeds at lower yields).

o
Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by the Global Opportunity Fund are unsecured debt of the issuer.

o
Bank Debt Risk.  The Global Opportunity Fund’s investments in secured and unsecured assignments of bank debt may create substantial risk.  In making investments in such debt, which are loans made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

o
Inflation Protected Securities Risk.  Inflation protected securities include the risk that the rate of inflation will be lower than expected or that the relevant index intended to measure the rate of inflation will be accurately measure the rate of inflation and the securities will not work as intended.

o
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Global Opportunity Fund to sell these securities.

o
Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk.  Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.  The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

•
Special Situations Risk.  There is a risk that the special situation (i.e., spin-off, liquidation, merger, etc.) might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Global Opportunity Fund.  In addition, investments in special situation companies may be illiquid and difficult to value, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•	New Fund Risk. The Global Opportunity Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

Performance
When the Global Opportunity Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.scharffunds.com or by calling the Fund toll-free at 866-5SCHARF.

Management
Investment Adviser:  Scharf Investments, LLC is the investment adviser of the Global Opportunity Fund.

Portfolio Manager: Brian A. Krawez, CFA (President and Lead Equity Manager) is the portfolio manager responsible for the day-to-day management of the Global Opportunity Fund and he has managed the Fund since its inception in 2014.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Global Opportunity Fund shares on any business day by written request via mail (Scharf Global Opportunity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 866-5SCHARF, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular	$10,000	$500
Automatic Investment Plan	$5,000	$100
Retirement Accounts	$5,000	$500

Tax Information
The Global Opportunity Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Global Opportunity Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.